DEBT - Variable Rate Debt Issued (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 27, 2018	Nov. 06, 2017	Dec. 29, 2017	Jun. 30, 2017	Jun. 29, 2018	Mar. 30, 2018
Debt Instrument [Line Items]
Long-term debt				$ 3,945,000,000	$ 3,740,000,000
Variable-rate term loans
Debt Instrument [Line Items]
Long-term debt				305,000,000	550,000,000
Variable-rate term loans | Floating rate notes 2019
Debt Instrument [Line Items]
Debt issued	$ 300,000,000
Debt issuance costs	$ 2,000,000
Debt instrument redemption price percentage of principal amount	101.00%
Long-term debt				0	300,000,000
Variable-rate term loans | Floating rate notes 2019 | LIBOR
Debt Instrument [Line Items]
Interest rate margin	0.475%
Variable-rate term loans | Floating rate notes 2020
Debt Instrument [Line Items]
Debt issued		$ 250,000,000
Debt issuance costs		$ 2,000,000
Debt instrument redemption price percentage of principal amount		101.00%
Long-term debt				$ 0	250,000,000
Variable-rate term loans | Floating rate notes 2020 | LIBOR
Debt Instrument [Line Items]
Interest rate margin		0.48%
Variable-rate term loans | Term loan, 5-year tranche, due May 29, 2020
Debt Instrument [Line Items]
Debt issued						$ 1,300,000,000.0
Repayment of debt			$ 253,000,000
Debt instrument term		5 years	5 years	5 years
Long-term debt			$ 1,300,000,000	$ 269,000,000	$ 0